Financial Instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Instruments
34.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments that are not measured at fair value

1)	Fair value of financial instruments not measured at fair value but for which fair value is disclosed

Except bonds payable measured at amortized cost, the management considered that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values. The carrying amounts and fair value of bonds payable as of December 31, 2019 and 2020 were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2019	$36,522,155		$36,766,117
December 31, 2020	56,253,554	$2,003,332	56,448,769	$2,010,284

2)	Fair value hierarchy

The aforementioned fair value hierarchy of bonds payable was Level 3 which was determined based on discounted cash flow analysis with the applicable yield curve for the duration. The significant unobservable inputs is discount rates that reflected the credit risk.

b.	Fair value of financial instruments that are measured at fair value on a recurring basis

1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2019

Financial assets at FVTPL
Derivative financial assets
Forward exchange contracts	$-	$104,308	$-	$104,308
Swap contracts	-	56,561	-	56,561
Call option	-	-	24,556	24,556
Non-derivative financial assets
Quoted ordinary shares	3,460,123	-	-	3,460,123
Open-end mutual funds	662,290	-	-	662,290
Private-placement funds	-	-	603,718	603,718
Unquoted preferred shares	-	-	377,440	377,440

	$4,122,413	$160,869	$1,005,714	$5,288,996

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$-	$-	$565,028	$565,028
Unquoted preferred shares	-	-	158,718	158,718
Limited partnership	-	-	32,157	32,157
Investments in debt instruments
Unsecured subordinate corporate bonds	-	-	1,014,872	1,014,872
Trade receivables, net	-	-	2,029,690	2,029,690

	$-	$-	$3,800,465	$3,800,465

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$862,581	$-	$862,581
Forward exchange contracts	-	110,990	-	110,990

	$-	$973,571	$-	$973,571

	Level 1		Level 2		Level 3		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2020

Financial assets at FVTPL
Derivative financial assets
Forward exchange contracts	$-	$-	$122,511	$4,363	$-	$-	$122,511	$4,363
Swap contracts	-	-	99,312	3,537	-	-	99,312	3,537
Non-derivative financial assets
Quoted ordinary shares	4,064,438	144,745	-	-	-	-	4,064,438	144,745
Private-placement funds	-	-	-	-	1,124,754	40,055	1,124,754	40,055
Unquoted preferred shares	-	-	-	-	385,440	13,726	385,440	13,726
Open-end mutual funds	339,338	12,085	-	-	-	-	339,338	12,085

	$4,403,776	$156,830	$221,823	$7,900	$1,510,194	$53,781	$6,135,793	$218,511

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$-	$-	$-	$-	$567,377	$20,206	$567,377	$20,206
Unquoted preferred shares	-	-	-	-	151,329	5,389	151,329	5,389
Limited partnership	-	-	-	-	9,692	345	9,692	345
Investments in debt instruments
Unsecured subordinate corporate bonds	-	-	-	-	1,012,736	36,066	1,012,736	36,066
Trade receivables, net	-	-	-	-	626,413	22,308	626,413	22,308

	$-	$-	$-	$-	$2,367,547	$84,314	$2,367,547	$84,314

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$-	$1,448,972	$51,602	$-	$-	$1,448,972	$51,602
Target redemption forward contracts	-	-	79,216	2,821	-	-	79,216	2,821
Forward exchange contracts	-	-	9,020	321	-	-	9,020	321

	$-	$-	$1,537,208	$54,744	$-	$-	$1,537,208	$54,744

For the financial assets and liabilities that were measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2 of the fair value hierarchy during the years ended December 31, 2019 and 2020.

2)	Reconciliation of Level 3 fair value measurements of financial assets
For the year ended December 31, 2019

	Financial Assets at FVTPL	Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$

Balance at January 1	$475,123	$580,399	$1,016,924	$2,072,446
Recognized in profit or loss	3,431	-	-	3,431
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	-	(216,121)	(2,052)	(218,173)
Effects of foreign currency exchange	(14,368)	(5,695)	-	(20,063)
Net increase in trade receivables	-	-	3,171,205	3,171,205
Trade receivables factoring	-	-	(1,141,515)	(1,141,515)
Purchases	541,528	409,985	-	951,513
Disposals	-	(12,665)	-	(12,665)

Balance at December 31	$1,005,714	$755,903	$3,044,562	$4,806,179

For the year ended December 31, 2020

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$1,005,714	$-	$755,903	$3,044,562	$4,806,179
Recognized in profit or loss	(17,941)	-	-	-	(17,941)
Recognized in other comprehensive income
Includevd in unrealized losses on financial assets at FVTOCI	-	-	(149,856)	(2,136)	(151,992)
Effects of foreign currency exchange	(15,455)	-	(15,562)	-	(31,017)
Net increase in trade receivables	-	370,110	-	5,635,706	6,005,816
Trade receivables factoring	-	(370,110)	-	(7,038,983)	(7,409,093)
Purchases	893,234	-	259,168	-	1,152,402
Disposals	(329,370)	-	(121,255)	-	(450,625)
Exercise of call option	(25,988)	-	-	-	(25,988)

Balance at December 31	$1,510,194	$-	$728,398	$1,639,149	$3,877,741

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1	$35,816	$-	$26,920	$108,424	$171,160
Recognized in profit or loss	(639)	-	-	-	(639)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	-	-	(5,337)	(76)	(5,413)
Effects of foreign currency exchange	(550)	-	(555)	-	(1,105)
Net increase in trade receivables	-	13,181	-	200,702	213,883
Trade receivables factoring	-	(13,181)	-	(250,676)	(263,857)
Purchases	31,810	-	9,230	-	41,040
Disposals	(11,730)	-	(4,318)	-	(16,048)
Exercise of call option	(926)	-	-	-	(926)

Balance at December 31	$53,781	$-	$25,940	$58,374	$138,095

3)	Valuation techniques and assumptions applied for the purpose of measuring fair value

a)	Valuation techniques and inputs applied for the purpose of measuring Level 2 fair value measurement

Financial Instruments	Valuation Techniques and Inputs

Derivatives - swap contracts and forward exchange contracts
Discounted cash flows - Future cash flows are estimated based on observable forward exchange rates at balance sheet dates and contract forward exchange rates, discounted at rates that reflected the credit risk of various counterparties.

Target redemption forward contracts
Valuation based on the spot exchange rate on the valuation date, the exercise price, the volatility in exchange rate, the contract period and the quoted risk free interest rate during the contract period.

b)	Valuation techniques and inputs applied for the purpose of measuring Level 3 fair value measurement

The fair value of unquoted ordinary shares, unquoted preferred shares, limited partnership and private-placement funds were determined by using market approach and asset-based approach. The significant unobservable inputs were the discount rates for lack of marketability of 10% to 30%. If the discount rates for lack of marketability to the valuation model increased by 1% to reflect reasonably possible alternative assumptions while all other variables held constant, the fair value of the abovementioned investments would have decreased approximately by NT$7,200 thousand and NT$9,700 thousand (US$345 thousand) as of December 31, 2019 and 2020, respectively.

The fair values of the unsecured subordinate corporate bonds were determined using income approach based on a discounted cash flow analysis. The significant unobservable input was the discount rate that reflects the credit risk of the counterparty. If the discount rate increased by 0.1% while all other variables held constant, the fair value of the bonds would have decreased approximately by NT$6,000 thousand and NT$5,000 thousand (US$178 thousand) as of December 31, 2019 and 2020, respectively.

The fair value of accounts receivables measured at FVTOCI are determined based on the present value of future cash flows that reflect the credit risk of counterparties. Since the discount effect was not significant, the Group measured its fair value by using the nominal values.

The fair value of the call option was determined using Black-Scholes Options Pricing Model, of which the significant unobservable input was the discount rate for lack of marketability of 20%. If the discount rate increased by 1% while all other variables held constant, the fair value of the call option would have decreased approximately by NT$855 thousand as of December 31, 2019.

c.	Categories of financial instruments

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$5,288,996	$6,135,793	$218,511
Measured at amortized cost (Note 1)	139,668,804	147,521,583	5,253,618

FVTOCI
Equity instruments	755,903	728,398	25,940
Debt instruments	1,014,872	1,012,736	36,066
Trade receivables, net	2,029,690	626,413	22,308

Financial liabilities

FVTPL
Held for trading	973,571	1,537,208	54,744
Financial liabilities for hedging	3,233,301	11,188,244	398,442
Measured at amortized cost (Note 2)	310,187,110	304,737,749	10,852,485

Note 1:     The balances included financial assets measured at amortized cost which comprised cash and cash equivalents, trade and other receivables and other financial assets.

Note 2:     The balances included financial liabilities measured at amortized cost which comprised short-term borrowings, trade and other payables, bonds payable and long-term borrowings.

d.	Financial risk management objectives and policies

The derivative instruments used by the Group were to mitigate risks arising from ordinary business operations. All derivative transactions entered into by the Group were designated as either hedging or trading. Derivative transactions entered into for hedging purposes must hedge risk against fluctuations in foreign exchange rates and interest rates arising from operating activities. The currencies and the amount of derivative instruments held by the Group must match its hedged assets and liabilities denominated in foreign currencies.

The Group’s risk management department monitored risks to mitigate risk exposures, reported unsettled position, transaction balances and related gains or losses to the Group’s chief financial officer on monthly basis.

1)	Market risk

The Group’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Gains or losses arising from fluctuations in foreign currency exchange rates of a variety of derivative financial instruments were approximately offset by those of hedged items. Interest rate risk was not significant due to the cost of capital was expected to be fixed.

There had been no change to the Group’s exposure to market risks or the manner in which these risks were managed and measured.

a)	Foreign currency exchange rate risk

The Group had sales and purchases as well as financing activities denominated in foreign currency which exposed the Group to foreign currency exchange rate risk. The Group entered into a variety of derivative financial instruments to hedge foreign currency exchange rate risk to minimize the fluctuations of assets and liabilities denominated in foreign currencies.

The carrying amounts of the Group’s foreign currency denominated monetary assets and liabilities (including those eliminated upon consolidation) as well as derivative instruments which exposed the Group to foreign currency exchange rate risk at each balance sheet date are presented in Note 39.

The Group was mainly subject to the impact from the exchange rate fluctuation in US$, JPY and HKD against NT$ or RMB. 1% fluctuation is used when reporting foreign currency exchange rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign currency exchange rates. The sensitivity analysis included financial assets and liabilities and inter-company receivables and payables within the Group. The changes in profit before income tax due to a 1% change in US$, JPY, and HKD against NT$ and RMB would be NT$129,000 thousand, NT$82,000 thousand and NT$35,000 thousand (US$1,246 thousand) for the years ended December 31, 2018, 2019 and 2020, respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the foreign currency monetary items at each balance sheet date. As the period-end exposure did not reflect the exposure for the years ended December 31, 2018, 2019 and 2020, the abovementioned sensitivity analysis was unrepresentative of those respective years.

Hedge accounting

The Group’s hedging strategy was to lift borrowings denominated in foreign currencies to avoid exchange rate exposure from its investments in equity instruments denominated in foreign currencies (recognized under the line item of financial assets at FVTPL) and net investment in foreign subsidiary, USIFR, which has EUR as its functional currency. Those transactions were designated as fair value hedges and a hedge of net investment in foreign operation, respectively. Hedge adjustments were made to totally offset the foreign exchange gains or losses from those equity instruments denominated in foreign currencies and foreign operations when they were evaluated based on the exchange rates on each balance sheet date.
The hedge ineffectiveness in these hedging relationships arose from the material difference between the notional amounts of borrowings denominated in foreign currencies and the original investments in equity instruments denominated in foreign currencies and net investment in foreign operations. No other sources of ineffectiveness is expected to emerge from these hedging relationships.

December 31, 2019

Hedging Instrument/	Line item in	Carrying Amount
Hedged Items	Balance sheet	Asset	Liability
		NT$	NT$
Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$-	$3,233,301

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$71,743	$(71,743)	$-	$-	$2,791,574	$15,625

December 31, 2020

Hedging Instrument/	Line item in	Carrying Amount
Hedged Items	Balance sheet	Asset		Liability
		NT$	US$ (Note 4)	NT$	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$-	$-	$3,307,018	$117,771
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	-	-	1,970,307	70,168
Hedge of net investment in foreign operation	Financial liabilities for hedging - non-current	-	-	5,910,919	210,503

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$157,842	$(157,842)	$-	$-	$2,859,132	$(142,217)
Hedge of net investment in foreign operation	574,824	(574,824)	(574,824)	-	-	-

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Ite m	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$5,621	$(5,621)	$-	$-	$101,821	$(5,065)
Hedge of net investment in foreign operatio n	20,471	(20,471)	(20,471)	-	-	-

b)	Interest rate risk

Except a portion of long-term borrowings and bonds payable at fixed interest rates, the Group was exposed to interest rate risk because group entities borrowed funds at floating interest rates. Changes in market interest rates led to variances in effective interest rates of borrowings from which the future cash flow fluctuations arise. The Group utilized financing instruments with low interest rates and favorable terms to maintain low financing cost, adequate banking facilities, as well as to hedge interest rate risk.

The carrying amounts of th
e
 Group’s fi
n
ancial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)
Fair value interest rate risk
Financial liabilities	$41,952,056	$56,599,417	$2,015,649

Cash flow interest rate risk
Financial assets	46,467,663	45,489,788	1,620,007
Financial liabilities	169,709,237	131,715,366	4,690,718

For assets and liabilities with floating interest rates, a 100 basis point increase or decrease was used when reporting interest rate risk internally to key management personnel. If interest rates had been 100 basis points (1%) higher or lower and all other variables held constant, the Group’s profit before income tax for the years ended December 31, 2018, 2019 and 2020 would have decreased or increased approximately by NT$1,398,000 thousand, NT$1,232,000 thousand and NT$862,000 thousand (US$30,698 thousand), respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the interest rate items at the end of each year. As the year-end exposure did not reflect the exposure for the years ended December 31, 2018, 2019 and 2020, the abovementioned sensitivity analysis was unrepresentative of those respective periods.

c)	Other price risk

The Group was exposed to equity price risk through its investments in financial assets at FVTPL and financial assets at FVTOCI. If equity price was 1% higher or lower, profit before income tax for the years ended December 31, 2018, 2019 and 2020 would have increased or decreased approximately by NT$64,000 thousand, NT$51,000 thousand and NT$59,000 thousand (US$2,101 thousand), respectively, and other comprehensive income before income tax for the years ended December 31, 2018, 2019 and 2020 would have increased or decreased approximately by NT$16,000 thousand, NT$8,000 thousand and NT$7,000 thousand (US$249 thousand), respectively.
2)	Credit risk

Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk arises from cash and cash equivalents, trade and other receivables and other financial assets. The Group’s maximum exposure to credit risk was the carrying amounts of financial assets in the consolidated balance sheets.

As of December 31, 2019 and 2020, the Group’s five largest customers accounted for 37% and 27% of trade receivables, respectively. The Group transacts with a large number of unrelated customers and, thus, no concentration of credit risk was observed.

3)	Liquidity risk

The Group manages liquidity risk by maintaining adequate working capital and banking facilities to fulfill the demand for cash flow used in the Group’s operation and capital expenditure. The Group also monitors its compliance with all the loan covenants. Liquidity risk is not considered to be significant.

In the table below, financial liabilities with a repayment on demand clause were included in the earliest time band regardless of the probability of counter-parties choosing to exercise their rights. The maturity dates for other non-derivative financial liabilities were based on the agreed repayment dates.

To the extent that interest flows are floating rate, the undiscounted amounts were derived from the interest rates at each balance sheet date.

December 31, 2019

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$35,283,757	$38,803,904	$7,989,256	$33,797	$184,338
Obligation under leases	75,388	115,297	532,747	1,536,600	4,412,859
Floating interest rate liabilities	10,740,844	6,708,303	18,868,999	133,341,087	7,190,891
Fixed interest rate liabilities	6,819,585	3,712,979	2,281,375	34,405,594	3,689,219

	$52,919,574	$49,340,483	$29,672,377	$169,317,078	$15,477,307

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$723,432	$1,536,600	$1,454,128	$856,825	$712,696	$1,389,210

December 31, 2020

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$43,111,390	$44,122,659	$8,223,684	$319,510	$176,536
Obligation under leases	103,734	151,921	619,908	1,779,041	4,088,301
Floating interest rate liabilities	13,792,596	8,190,076	10,214,154	102,253,481	7,999,130
Fixed interest rate liabilities	11,895,281	528,290	3,349,614	46,900,450	5,631,522

	$68,903,001	$52,992,946	$22,407,360	$151,252,482	$17,895,489

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Non-derivative financial liabilities

Non-interest bearing	$1,535,306	$1,571,320	$292,866	$11,379	$6,287
Obligation under leases	3,694	5,410	22,077	63,356	145,595
Floating interest rate liabilities	491,189	291,669	363,752	3,641,506	284,869
Fixed interest rate liabilities	423,621	18,814	119,288	1,670,244	200,553

	$2,453,810	$1,887,213	$797,983	$5,386,485	$637,304

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$875,563	$1,779,041	$1,422,331	$776,735	$674,446	$1,214,789

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$31,181	$63,356	$50,653	$27,661	$24,019	$43,262
The amounts included above for floating interest rate instruments for non-derivative financial liabilities were subject to change if changes in floating interest rates differ from those estimates of interest rates determined at each balance sheet date.
The following table detailed the Group’s liquidity analysis for its derivative financial instruments. The table was based on the undiscounted contractual net cash inflows and outflows on derivative instruments settled on a net basis, and the undiscounted gross cash inflows and outflows on those derivatives that require gross settlement. When the amounts payable or receivable are not fixed, the amounts disclosed have been determined by reference to the projected interest rates as illustrated by the yield curves at each balance sheet date
	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2019

Net settled
Forward exchange contracts	$(74,864)	$(13,246)	$-
	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

Gross settled
Forward exchange contracts
Inflows	$9,296,123	$4,420,233	$230,354
Outflows	(9,248,333)	(4,392,070)	(227,848)
	47,790	28,163	2,506

Swap contracts
Inflows	10,187,215	15,025,154	34,327,100
Outflows	(10,163,964)	(15,032,603)	(34,773,848)
	23,251	(7,449)	(446,748)

	$71,041	$20,714	$(444,242)
	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	Over 1 Year
	NT$	NT$	NT$	NT$

December 31, 2020

Net settled
Forward exchange contracts	$30,514	$18,429	$-	$-

Gross settled
Forward exchange contracts
Inflows	$8,862,682	$5,565,137	$531,336	$-
Outflows	(8,798,238)	(5,518,153)	(526,880)	-
	64,444	46,984	4,456	-
Swap contracts
Inflows	19,311,999	17,179,871	36,739,200	$-
Outflows	(19,524,820)	(17,486,997)	(37,495,172)	-
	(212,821)	(307,124)	(755,972)	-

Target redemption forward contracts
Inflows	42,720	96,120	416,520	227,128
Outflows	(44,471)	(100,060)	(433,595)	(236,081)
	(1,751)	(3,940)	(17,075)	(8,953)

	$(150,128)	$(264,080)	$(768,591)	$(8,953)
	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	Over 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
December 31, 2020

Net settled
Forward exchange contracts	$1,087	$656	$-	$-

Gross settled
Forward exchange contracts
Inflows	$315,623	$198,189	$18,922	$-
Outflows	(313,328)	(196,516)	(18,763)	-
	2,295	1,673	159	-
	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	Over 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Swap contracts
Inflows	687,749	611,819	1,308,376	$-
Outflows	(695,328)	(622,756)	(1,335,298)	-
	(7,579)	(10,937)	(26,922)	-

Target redemption forward contracts
Inflows	1,522	3,423	14,833	8,089
Outflows	(1,584)	(3,563)	(15,441)	(8,408)
	(62)	(140)	(608)	(319)

	$(5,346)	$(9,404)	$(27,371)	$(319)